Business combination (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Jan. 27, 2022	Dec. 31, 2021
Goodwill
Goodwill (note 14)	R$ 1,432,894		R$ 619,469
Somo Group
Goodwill
Consideration transferred		R$ 447,414
Fair value of identifiable net assets		(130,235)
Goodwill (note 14)		R$ 317,179